Calvert
Emerging Markets Equity Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Brazil — 2.8%
Dexco S.A.	7,132,655	$ 19,069,093
Natura & Co. Holding S.A.(1)	8,326,893	38,396,120
WEG S.A.	8,185,500	48,213,879
		$ 105,679,092
Chile — 1.0%
Banco de Chile	514,372,526	$ 40,171,829
		$ 40,171,829
China — 26.4%
Alibaba Group Holding, Ltd.(1)	10,248,955	$150,614,336
Autohome, Inc. ADR	470,342	13,865,682
Baozun, Inc. ADR(1)(2)	2,646,445	36,785,585
China Communications Services Corp., Ltd., Class H	57,453,563	28,000,392
China Mengniu Dairy Co., Ltd.(1)	678,387	3,845,689
China Merchants Bank Co., Ltd., Class H	8,973,000	69,806,160
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,078,821	29,550,932
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,306,667	46,267,551
Hundsun Technologies, Inc., Class A	5,372,663	52,471,602
JD.com, Inc., Class A(1)	2,602,800	89,672,552
NARI Technology Co., Ltd., Class A	13,583,321	85,411,686
Shenzhen International Holdings, Ltd.	21,454,573	22,287,751
Silergy Corp.	72,000	13,031,731
Tencent Holdings, Ltd.	4,297,396	250,757,795
Wuxi Biologics Cayman, Inc.(1)(3)	5,431,000	64,297,033
Zhongji Innolight Co., Ltd., Class A	8,299,989	55,402,047
		$1,012,068,524
Hong Kong — 7.2%
AIA Group, Ltd.	8,586,709	$86,664,285
Samsonite International S.A.(1)(3)	22,426,412	45,540,320
SITC International Holdings Co., Ltd.	10,617,233	38,399,208
Techtronic Industries Co., Ltd.	5,321,290	106,079,366
		$276,683,179
Hungary — 1.2%
Richter Gedeon Nyrt	1,662,906	$44,683,780
		$44,683,780
India — 15.0%
Bajaj Finserv, Ltd.	218,129	$48,082,714
Bharat Forge, Ltd.	4,736,981	44,232,682
Container Corp. of India, Ltd.	4,054,129	33,396,180
Dabur India, Ltd.	5,552,087	43,222,533
HCL Technologies, Ltd.	2,641,906	46,747,481
Hero MotoCorp, Ltd.	1,112,644	36,762,971
Security	Shares	Value
India (continued)
ICICI Bank, Ltd.	11,168,331	$ 111,121,360
Motherson Sumi Systems, Ltd.	13,569,546	40,246,669
SBI Life Insurance Co., Ltd.(3)	3,227,189	51,704,904
State Bank of India	8,996,109	55,478,815
Tech Mahindra, Ltd.	2,751,523	66,073,861
		$ 577,070,170
Indonesia — 2.9%
Bank Central Asia Tbk PT	88,035,000	$ 45,087,159
Bank Rakyat Indonesia Persero Tbk PT	226,559,211	65,232,306
		$110,319,465
Malaysia — 0.4%
Press Metal Aluminium Holdings Bhd	10,892,300	$15,107,471
		$15,107,471
Mexico — 5.7%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,470,244	$47,926,331
Grupo Financiero Banorte SAB de CV, Class O	12,606,870	81,993,450
Wal-Mart de Mexico SAB de CV	23,740,121	88,372,544
		$218,292,325
Peru — 1.3%
Credicorp, Ltd.	423,624	$51,711,782
		$51,711,782
Russia — 3.9%
Polymetal International PLC	1,856,566	$33,060,328
Yandex NV, Class A(1)(2)	1,900,704	114,992,592
		$148,052,920
South Africa — 2.7%
Clicks Group, Ltd.	2,531,207	$50,148,566
Prosus NV	656,728	54,150,140
		$104,298,706
South Korea — 11.1%
KB Financial Group, Inc.	1,780,596	$82,342,376
LG Chem, Ltd.	97,618	50,464,760
NCSoft Corp.	69,496	37,536,743
Samsung Electronics Co., Ltd.	3,901,921	256,258,316
		$426,602,195
Sweden — 1.9%
Epiroc AB, Class A	2,959,274	$74,827,568
		$74,827,568

Calvert
Emerging Markets Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 14.6%
Accton Technology Corp.	8,180,000	$ 76,648,206
Chipbond Technology Corp.	4,482,000	10,794,778
Delta Electronics, Inc.	11,016,000	109,302,793
LandMark Optoelectronics Corp.	4,284,900	30,381,926
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,591,940	311,836,301
Wiwynn Corp.	497,000	19,990,580
		$ 558,954,584
United States — 1.7%
Micron Technology, Inc.	714,862	$66,589,395
		$66,589,395
Total Common Stocks (identified cost $3,157,569,970)		$3,831,112,985

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$5,170	$ 5,061,740
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(5)(6)	25	23,962
Total High Social Impact Investments (identified cost $5,195,000)		$ 5,085,702

Short-Term Investments — 0.4%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(7)	14,914,782	$ 14,914,782
Total Short-Term Investments (identified cost $14,914,782)		$ 14,914,782

Total Investments — 100.3% (identified cost $3,177,679,752)	$3,851,113,469
Other Assets, Less Liabilities — (0.3)%	$ (10,012,920)
Net Assets — 100.0%	$3,841,100,549

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $20,136,269 and the total market value of the collateral received by the Fund was $21,768,874, comprised of U.S. government and/or agencies securities.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $161,542,257 or 4.2% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $5,085,702, which represents 0.1% of the net assets of the Fund as of December 31, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
At December 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	29.1%
Financials	20.6
Consumer Discretionary	13.7
Industrials	12.6
Communication Services	10.9
Consumer Staples	5.8
Health Care	4.0
Materials	3.1
High Social Impact Investments	0.1
Total	99.9%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	25,000

Calvert
Emerging Markets Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $19,976,522, which represents 0.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$5,081,231	$ —	$ —	$ —	$(19,491)	$ 5,061,740	$19,388	$ 5,170,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	6,784,347	235,164,187	(227,025,176)	(8,576)	—	14,914,782	2,730	14,914,782
Totals				$(8,576)	$(19,491)	$19,976,522	$22,118

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ —	$105,679,092	$ —	$105,679,092
Chile	—	40,171,829	—	40,171,829
China	50,651,267	961,417,257	—	1,012,068,524
Hong Kong	—	276,683,179	—	276,683,179
Hungary	—	44,683,780	—	44,683,780
India	—	577,070,170	—	577,070,170
Indonesia	—	110,319,465	—	110,319,465
Malaysia	—	15,107,471	—	15,107,471
Mexico	218,292,325	—	—	218,292,325
Peru	51,711,782	—	—	51,711,782
Russia	114,992,592	33,060,328	—	148,052,920
South Africa	—	104,298,706	—	104,298,706
South Korea	—	426,602,195	—	426,602,195
Sweden	—	74,827,568	—	74,827,568
Taiwan	311,836,301	247,118,283	—	558,954,584
United States	66,589,395	—	—	66,589,395
Total Common Stocks	$814,073,662	$3,017,039,323(1)	$ —	$3,831,112,985
High Social Impact Investments	$ —	$5,085,702	$ —	$5,085,702

Calvert
Emerging Markets Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ —	$14,914,782	$ —	$14,914,782
Total Investments	$814,073,662	$3,037,039,807	$ —	$3,851,113,469

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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